Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Company's Effective Income Tax Rate
A reconciliation of the expected income tax benefit computed using the federal statutory income tax rate of 34% to the Company’s effective income tax rate is as follows:

	DECEMBER 31,
(In thousands)	2016	2017
Income tax using the federal statutory tax rate	$(4,491)	$(9,028)
Impact of rate change	—	7,478
Research and development and orphan drug credit	(655)	(517)
Permanent adjustments to expenses	(3)	76
Stock compensation	145	42
Prior year adjustment	—	(100)
Changes in valuation allowance	5,004	2,049

Total income taxes	$—	$—

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows:

	DECEMBER 31,
(In thousands)	2016	2017
Deferred tax assets
Net operating losses	$10,547	$11,715
Research credits	1,462	2,045
Stock compensation	5	49
Other temporary differences	202	349
Valuation allowance	(12,157)	(14,124)

Total assets	59	34
Deferred tax liabilities
Fixed and intangible assets	(59)	(34)

Total liabilities	(59)	(34)

Net deferred tax assets	$—	$—